Basic and Diluted Net Loss per Share - Schedule of Basic and Diluted Net Loss Per Share (Details)	12 Months Ended
	Dec. 31, 2024 CNY (¥) ¥ / shares shares	Dec. 31, 2024 USD ($) $ / shares shares	Dec. 31, 2023 CNY (¥) ¥ / shares shares	Dec. 31, 2022 CNY (¥) ¥ / shares shares
Schedule Of Basic And Diluted Net Loss Per Share Abstract
Net Income attributable to the Jayud Global Logistics Limited’s ordinary shareholders (in Dollars and Yuan Renminbi)	¥ (49,570,199)	$ (6,895,861)	¥ (72,576,740)	¥ 3,888,723
Denominator:
Weighted average number of Ordinary Shares- basic	29,085,753	29,085,753	20,924,500	18,071,233
Weighted average number of Ordinary Shares- diluted	29,085,753	29,085,753	20,924,500	18,071,233
Net loss per Ordinary Share – basic (in Dollars per share and Yuan Renminbi per share) | (per share)	¥ (1.7)	$ (0.24)	¥ (3.47)	¥ 0.22
Net loss per Ordinary Share – diluted (in Dollars per share and Yuan Renminbi per share) | (per share)	¥ (1.7)	$ (0.24)	¥ (3.47)	¥ 0.22